UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02340

Montgomery Street Income Securities, Inc.

(Exact name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Address of principal executive office)

Mark D. Nerud

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5801

Date of fiscal year end: December 31

Date of Reporting Period: January 1, 2015 – March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Montgomery Street Income Securities, Inc.

Investment Portfolio	March 31, 2015 (Unaudited)

	Principal Amount ($)†	Value ($)
Corporate Bonds 62.9%
Consumer Discretionary 6.0%
Amazon.com Inc., 2.60%, 12/05/19	600,000	614,572
Cablevision Systems Corp. Term Loan B, 2.67%, 04/15/20 (a)	116,717	116,134
Charter Communications Operating LLC Term Loan, 3.00%, 07/01/20 (a)	1,498,734	1,492,275
COX Communications Inc., 6.25%, 06/01/18 (b)	263,000	298,715
CSC Holdings LLC, 8.63%, 02/15/19	2,000,000	2,315,040
Harrah’s Operating Co. Inc., 11.25%, 06/01/17 (c) (d)	350,000	253,750
Hilton Worldwide Finance LLC Term Loan B, 3.50%, 09/23/20 (a)	475,490	475,923
MGM Resorts International, 8.63%, 02/01/19	325,000	370,500
NBCUniversal Media LLC, 2.88%, 04/01/16	300,000	306,307
Nissan Motor Acceptance Corp., 2.65%, 09/26/18 (b)	400,000	411,951
Numericable U.S. LLC Term Loan B-1, 4.50%, 04/23/20 (a)	193,062	193,433
Numericable U.S. LLC Term Loan B-2, 4.50%, 04/23/20 (a)	167,025	167,346
TCI Communications Inc., 8.75%, 08/01/15	35,000	35,952
Time Warner Cable Inc., 8.75%, 02/14/19	100,000	123,445
Time Warner Cable Inc., 8.25%, 04/01/19	140,000	171,239
Venetian Casino Resort LLC Term Loan, 3.25%, 12/16/20 (a)	2,089,410	2,086,923
Viacom Inc., 4.25%, 09/15/15	200,000	203,205
Wynn Las Vegas LLC, 5.38%, 03/15/22	500,000	517,500
Wynn Las Vegas LLC, 5.50%, 03/01/25 (b)	850,000	860,625
Wynn Macau Ltd., 5.25%, 10/15/21 (b)	500,000	473,750

		11,488,585
Consumer Staples 1.5%
Altria Group Inc., 9.25%, 08/06/19 (e)	111,000	142,422
ConAgra Foods Inc., 1.90%, 01/25/18	800,000	800,881
Kraft Foods Group Inc., 2.25%, 06/05/17	600,000	610,738
Kraft Foods Group Inc., 5.38%, 02/10/20	268,000	304,717
Reynolds American Inc., 1.05%, 10/30/15	950,000	950,838

		2,809,596

	Principal Amount ($)†	Value ($)
Energy 10.4%
AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 08/07/18	1,200,000	1,263,660
Anadarko Petroleum Corp., 6.45%, 09/15/36	800,000	992,493
California Resources Corp., 5.00%, 01/15/20 (b)	250,000	225,625
Canadian Oil Sands Ltd., 7.75%, 05/15/19 (f) (g)	400,000	429,097
Canadian Oil Sands Ltd., 4.50%, 04/01/22 (b)	1,000,000	920,280
CNPC General Capital Ltd., 1.16%, 05/14/17 (a) (b)	600,000	600,838
Dolphin Energy Ltd., 5.50%, 12/15/21 (b)	800,000	919,842
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	1,000,000	1,149,887
Energy Future Intermediate Holding Company LLC Term Loan, 4.25%, 04/28/16 (a)	1,742,057	1,747,510
Energy Transfer Partners LP, 4.05%, 03/15/25	600,000	605,799
Enterprise Products Operating LLC, 2.55%, 10/15/19	900,000	912,053
MarkWest Energy Partners LP, 5.50%, 02/15/23	500,000	513,750
MarkWest Energy Partners LP, 4.50%, 07/15/23	200,000	198,000
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19 (b)	400,000	435,000
Petrobras Global Finance BV, 2.63%, 03/17/17 (a)	800,000	735,920
Petrobras Global Finance BV, 3.15%, 03/17/20 (a)	600,000	517,500
Petrobras Global Finance BV, 4.38%, 05/20/23	700,000	598,570
Petrobras International Finance Co., 7.88%, 03/15/19	300,000	305,550
Pioneer Natural Resources Co., 6.88%, 05/01/18	1,300,000	1,473,051
Pioneer Natural Resources Co., 7.20%, 01/15/28	200,000	250,253
Plains All American Pipeline LP, 8.75%, 05/01/19	1,000,000	1,246,422
Pride International Inc., 6.88%, 08/15/20	221,000	251,795
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.30%, 09/30/20	619,400	665,700
Rockies Express Pipeline LLC, 3.90%, 04/15/15 (b)	200,000	200,000
Rosneft Finance SA, 7.88%, 03/13/18	500,000	505,040

See accompanying Notes to Investment Portfolio.

Montgomery Street Income Securities, Inc.

Investment Portfolio	March 31, 2015 (Unaudited)

	Principal Amount ($)†	Value ($)
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	600,000	603,000
Sinopec Group Overseas Development Ltd., 1.03%, 04/10/17 (a) (b)	900,000	898,744
Targa Resources Partners LP, 5.25%, 05/01/23	400,000	402,000
Transcontinental Gas Pipe Line Co. LLC, 6.40%, 04/15/16	250,000	263,026

		19,830,405
Financials 29.5%
Ally Financial Inc., 3.50%, 01/27/19	800,000	790,000
American Tower Corp., 3.40%, 02/15/19	300,000	309,806
ARC Properties Operating Partnership LP, 2.00%, 02/06/17	400,000	387,500
Banco de Credito del Peru, 4.25%, 04/01/23 (b)	125,000	127,731
Banco do Brasil SA, 6.25% (callable at 100 beginning 04/15/24) (b) (h) (i)	500,000	334,350
Banco Santander Brasil SA, 4.50%, 04/06/15 (b)	600,000	600,175
Banco Santander Brasil SA, 4.50%, 04/06/15	300,000	300,088
Banco Santander Chile, 3.75%, 09/22/15 (b)	500,000	505,606
Bank of America Corp., 6.00%, 09/01/17	115,000	126,486
Bank of America Corp., 2.65%, 04/01/19	800,000	815,147
Bank of America NA, 0.68%, 05/08/17 (a)	600,000	598,978
Barclays Bank Plc, 10.18%, 06/12/21 (b)	1,400,000	1,915,158
Barclays Bank Plc, 7.63%, 11/21/22	300,000	351,187
BBVA Bancomer SA, 4.50%, 03/10/16 (b)	500,000	513,750
BBVA Bancomer SA, 6.50%, 03/10/21 (b)	250,000	276,720
Bear Stearns Cos. LLC, 6.40%, 10/02/17	400,000	446,175
BNP Paribas, 7.78% (callable at 100 beginning 07/02/18) (h) (i), EUR	300,000	375,798
BPCE SA, 0.90%, 06/17/17 (a)	500,000	500,609
BPCE SA, 4.63%, 07/11/24 (b)	200,000	205,231
CBA Capital Trust II, 6.02% (callable at 100 beginning 03/15/16) (b) (h) (i)	200,000	207,000
Citigroup Inc., 0.73%, 05/31/17 (a), EUR	800,000	856,498
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 8.38% (callable at 100 beginning 07/26/16) (h) (i)	800,000	853,012

	Principal Amount ($)†	Value ($)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 11.00% (callable at 100 beginning 06/30/19) (b) (h) (i)	1,000,000	1,287,500
Credit Agricole SA, 7.88% (callable at 100 beginning 01/23/24) (h) (i)	200,000	211,611
Credit Suisse AG, 6.50%, 08/08/23 (b)	450,000	513,804
Credit Suisse AG, 5.75%, 09/18/25, EUR	300,000	373,339
Daimler Finance North America LLC, 3.00%, 03/28/16 (b)	300,000	306,329
Daimler Finance North America LLC, 3.88%, 09/15/21 (b)	200,000	217,191
Export-Import Bank of Korea, 4.00%, 01/11/17	2,700,000	2,826,492
Export-Import Bank of Korea, 4.00%, 01/29/21	200,000	216,847
Ford Motor Credit Co. LLC, 5.63%, 09/15/15	2,000,000	2,041,826
Ford Motor Credit Co. LLC, 3.98%, 06/15/16	500,000	515,467
Goldman Sachs Group Inc., 5.95%, 01/18/18	650,000	723,282
Goldman Sachs Group Inc., 6.15%, 04/01/18	600,000	674,444
Goldman Sachs Group Inc., 6.00%, 06/15/20	2,000,000	2,334,324
HBOS Plc, 6.75%, 05/21/18 (b)	700,000	783,065
Host Hotels & Resorts LP, 6.00%, 11/01/20	450,000	474,756
HSBC Finance Corp., 6.68%, 01/15/21	300,000	356,229
HSBC Holdings Plc, 5.25% (callable at 100 beginning 09/16/22) (h) (i), EUR	1,800,000	2,008,021
ICICI Bank Ltd., 4.75%, 11/25/16 (b)	300,000	313,424
International Lease Finance Corp., 7.13%, 09/01/18 (b)	1,700,000	1,908,250
Intesa Sanpaolo SpA, 3.13%, 01/15/16	200,000	202,724
IPIC GMTN Ltd., 5.88%, 03/14/21, EUR	200,000	275,431
JPMorgan Chase & Co., 6.10% (callable at 100 beginning 10/01/24) (h) (i)	700,000	721,000
JPMorgan Chase & Co., 0.81%, 04/25/18 (a)	600,000	599,444
JPMorgan Chase & Co., 6.30%, 04/23/19	2,500,000	2,904,090
JPMorgan Chase Bank NA, 0.75%, 05/31/17 (a), EUR	100,000	107,406
JPMorgan Chase Bank NA, 6.00%, 10/01/17	600,000	664,450
Korea Exchange Bank, 3.13%, 06/26/17 (b)	400,000	411,785
Lazard Group LLC, 6.85%, 06/15/17	90,000	99,276
LBG Capital No.2 Plc, 15.00%, 12/21/19 (j), GBP	100,000	209,207
LeasePlan Corp NV, 3.00%, 10/23/17 (f) (g)	500,000	514,350

See accompanying Notes to Investment Portfolio.

Montgomery Street Income Securities, Inc.

Investment Portfolio	March 31, 2015 (Unaudited)

	Principal Amount ($)†	Value ($)
Lloyds Bank Plc, 2.40%, 03/17/20	400,000	403,508
Lloyds Banking Group Plc, 7.50% (callable at 100 beginning 06/27/24) (h) (i)	477,000	506,812
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	2,400,000	2,744,849
Morgan Stanley, 6.63%, 04/01/18	900,000	1,023,466
Morgan Stanley, 7.30%, 05/13/19	800,000	957,053
Morgan Stanley, 5.50%, 01/26/20	2,850,000	3,245,617
Novo Banco SA, 5.00%, 04/23/19, EUR	300,000	331,041
Sberbank of Russia Via SB Capital SA, 5.50%, 07/07/15	400,000	400,500
Sberbank Via SB Capital SA, 5.40%, 03/24/17	600,000	586,500
Shinhan Bank, 4.13%, 10/04/16 (b)	200,000	208,106
SLM Corp., 8.45%, 06/15/18	500,000	555,000
SLM Corp., 5.50%, 01/15/19	200,000	204,000
Springleaf Finance Corp., 6.90%, 12/15/17	500,000	532,500
Standard Chartered Plc, 6.50% (callable at 100 beginning 04/02/20) (f) (g) (h) (i)	500,000	504,421
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24 (b)	350,000	374,821
Sydney Airport Finance Co. Pty Ltd., 5.13%, 02/22/21 (b) (e)	2,100,000	2,361,032
Synchrony Financial, 1.48%, 02/03/20 (a)	250,000	251,160
Synchrony Financial, 2.70%, 02/03/20	100,000	100,435
UBS AG, 7.63%, 08/17/22	1,800,000	2,183,179
UBS AG Stamford, 5.88%, 12/20/17	175,000	194,223
Union Bank NA, 0.66%, 05/05/17 (a)	700,000	698,675
USB Capital IX, 3.50% (callable at 100 beginning 06/01/15) (a) (h)	625,000	517,187
Ventas Realty LP, 3.13%, 11/30/15	100,000	101,419
Weyerhaeuser Co., 7.38%, 10/01/19	1,000,000	1,197,043

		56,374,916
Health Care 2.7%
Actavis Funding SCS, 1.35%, 03/12/18 (a)	1,900,000	1,911,993

	Principal Amount ($)†	Value ($)
Boston Scientific Corp., 6.40%, 06/15/16	1,200,000	1,271,118
HCA Inc., 6.50%, 02/15/20	1,700,000	1,914,200

		5,097,311
Industrials 1.9%
Asciano Finance Ltd., 5.00%, 04/07/18 (b)	300,000	322,552
Aviation Capital Group Corp., 7.13%, 10/15/20 (b)	600,000	696,630
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b) (k)	616,000	629,059
Masco Corp., 4.80%, 06/15/15	400,000	403,228
Masco Corp., 6.13%, 10/03/16	300,000	319,680
Masco Corp., 5.85%, 03/15/17	450,000	480,375
Masco Corp., 6.63%, 04/15/18	400,000	438,000
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (b) (k)	186,020	144,575
Odebrecht Offshore Drilling Finance Ltd., 6.63%, 10/01/23 (b)	189,800	145,197

		3,579,296
Information Technology 2.6%
Activision Blizzard Inc. Term Loan B, 3.25%, 09/15/20 (a)	74,750	75,044
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (b)	1,300,000	1,300,447
Avago Technologies Ltd. Term Loan B, 3.75%, 04/01/21 (a)	865,681	866,927
Baidu Inc., 2.75%, 06/09/19	400,000	404,116
Dell Inc. Term Loan B, 3.75%, 09/24/18 (a)	856,250	857,551
Sensata Technologies BV Term Loan, 3.50%, 08/15/21 (a)	498,750	501,164
Tencent Holdings Ltd., 3.38%, 05/02/19 (b)	900,000	931,474

		4,936,723
Materials 1.3%
ALROSA Finance SA, 7.75%, 11/03/20 (b)	500,000	497,540
Georgia-Pacific LLC, 5.40%, 11/01/20 (b)	1,600,000	1,825,362
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (f) (g)	100,000	100,160
WR Grace and Co. Term Loan, 2.75%, 02/03/21 (a)	73,393	73,301

See accompanying Notes to Investment Portfolio.

Montgomery Street Income Securities, Inc.

Investment Portfolio	March 31, 2015 (Unaudited)

	Principal Amount ($)†	Value ($)
WR Grace and Co. Term Loan, 2.75%, 02/03/21 (a)	26,422	26,389

		2,522,752
Telecommunication Services 5.3%
AT&T Inc., 0.69%, 03/30/17 (a)	500,000	499,115
Crown Castle International Corp., New Term Loan B, 3.00%, 01/31/21 (a)	1,395,733	1,391,308
Crown Castle International Corp., 5.25%, 01/15/23	500,000	525,000
Orange SA, 2.13%, 09/16/15	600,000	603,292
Qtel International Finance Ltd., 4.75%, 02/16/21 (b)	300,000	330,288
Telecom Italia Capital SA, 7.00%, 06/04/18	100,000	111,312
Telecom Italia SpA, 7.38%, 12/15/17, GBP	650,000	1,083,807
Telecom Italia SpA, 6.38%, 06/24/19, GBP	300,000	496,673
Telefonica Emisiones SAU, 3.73%, 04/27/15	1,400,000	1,402,886
Verizon Communications Inc., 1.80%, 09/15/16 (a)	700,000	711,281
Verizon Communications Inc., 2.63%, 02/21/20	1,900,000	1,934,306
Verizon Communications Inc., 4.50%, 09/15/20	900,000	993,846
Verizon Communications Inc., 3.50%, 11/01/21	100,000	104,529

		10,187,643
Utilities 1.7%
Duquesne Light Holdings Inc., 6.40%, 09/15/20 (b)	400,000	473,942
Dynegy Finance I Inc., 6.75%, 11/01/19 (b)	250,000	258,750
Florida Power Corp., 5.80%, 09/15/17	195,000	216,561
Korea East-West Power Co. Ltd., 2.50%, 07/16/17 (b)	1,400,000	1,422,905
NRG Energy Inc Term Loan, 2.75%, 07/01/18 (a)	599,102	596,981
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43 (b)	200,000	204,450

		3,173,589
Total Corporate Bonds (cost $116,321,400)		120,000,816
Non-U.S. Government Agency Asset-Backed Securities 5.0%
Aegis Asset Backed Securities Trust REMIC, (2005, 3, M1), 0.64%, 08/25/35 (a)	740,424	735,495
American Airlines Pass-Through Trust, 4.95%, 01/15/23	366,336	398,848
Banc of America Funding Trust REMIC, (2004, A, 1A3), 2.62%, 09/20/34 (a)	212,638	210,770
Banc of America Mortgage Securities Inc. REMIC, (2005, H, 2A5), 2.69%, 09/25/35 (a)	656,384	599,627

	Principal Amount ($)†	Value ($)
Bayview Commercial Asset Trust, Interest Only REMIC, (2007, 4A, IO), 3.85%, 09/25/37 (a) (b)	3,215,614	122,915
Bear Stearns Adjustable Rate Mortgage Trust REMIC, (2004, 6, 2A1), 2.70%, 09/25/34 (a)	447,058	427,938
Cavalry CLO Ltd., (2014, 5A, A), 1.63%, 01/16/24 (a) (b)	250,000	248,528
Citigroup Mortgage Loan Trust Inc. REMIC, (2004, NCM2, 1CB2), 6.75%, 08/25/34	111,684	122,771
Continental Airlines Inc. Pass-Through Trust, (2009, 1, A), 9.00%, 07/08/16	1,429,479	1,559,919
Credit Suisse First Boston Mortgage Securities Corp. REMIC, (2004, AR8, 2A1), 2.47%, 09/25/34 (a)	595,841	591,949
Credit-Based Asset Servicing and Securitization LLC REMIC, (2006, SC1, A), 0.44%, 05/25/36 (a) (b)	45,371	43,495
IndyMac INDX Mortgage Loan Trust REMIC, (2005, AR14, 2A1A), 0.47%, 07/25/35 (a)	50,698	44,992
Inwood Park CDO Ltd., (2006, 1A, A1A), 0.48%, 01/20/21 (a) (b)	71,361	71,097
Nationstar NIM Ltd. Trust, (2007, A, A), 9.79%, 03/25/37 (c) (d)	22,008	—
Truman Capital Mortgage Loan Trust REMIC, (2006, 1, A), 0.43%, 03/25/36 (a) (b)	1,113,498	1,029,369
United Air Lines Inc. Pass-Through Trust, (2009, 1A, O), 10.40%, 11/01/16	638,057	694,014
Voya CLO Ltd., (2012, 2, AR), 1.57%, 10/15/22 (a) (f) (g)	350,000	350,000
Voya CLO Ltd., (2012, 3, AR), 1.61%, 10/15/22 (a) (f) (g)	500,000	497,000
Washington Mutual Mortgage Pass-Through Certificates REMIC, (2005, AR16, 1A3), 2.34%, 12/25/35 (a)	994,798	943,177
Washington Mutual Mortgage Pass-Through Certificates REMIC, (2006, 5, 2CB1), 6.00%, 07/25/36	1,013,494	769,022
Wells Fargo Mortgage Backed Securities Trust REMIC, (2006, 1, A3), 5.00%, 03/25/21	108,859	111,127
Total Non-U.S. Government Agency Asset-Backed Securities (cost $9,252,014)		9,572,053
Government and Agency Obligations 36.0%
Government Securities 36.0%
Municipals 0.2%
California Earthquake Authority, 2.81%, 07/01/19	500,000	507,985

See accompanying Notes to Investment Portfolio.

Montgomery Street Income Securities, Inc.

Investment Portfolio	March 31, 2015 (Unaudited)

	Contracts Principal Amount/ Shares ($)†	Value ($)
Sovereign 3.2%
Australia Government Bond, 5.50%, 04/21/23, AUD	386,000	365,185
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/21, BRL	4,730,000	1,347,132
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/23, BRL	190,000	52,774
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/25, BRL	3,810,000	1,036,246
Hellenic Republic Government Bond, 3.00%, 02/24/23 (k), EUR	25,000	14,943
Hellenic Republic Government Bond, 3.00%, 02/24/24 (k), EUR	25,000	14,699
Hellenic Republic Government Bond, 3.00%, 02/24/25 (k), EUR	25,000	14,366
Hellenic Republic Government Bond, 3.00%, 02/24/26 (k), EUR	25,000	13,711
Hellenic Republic Government Bond, 3.00%, 02/24/27 (k), EUR	25,000	13,508
Hellenic Republic Government Bond, 3.00%, 02/24/28 (k), EUR	25,000	13,259
Hellenic Republic Government Bond, 3.00%, 02/24/29 (k), EUR	25,000	13,135
Hellenic Republic Government Bond, 3.00%, 02/24/30 (k), EUR	25,000	12,983
Hellenic Republic Government Bond, 3.00%, 02/24/31 (k), EUR	25,000	13,018
Hellenic Republic Government Bond, 3.00%, 02/24/32 (k), EUR	25,000	12,963
Hellenic Republic Government Bond, 3.00%, 02/24/33 (k), EUR	25,000	12,877
Hellenic Republic Government Bond, 3.00%, 02/24/34 (k), EUR	25,000	12,858
Hellenic Republic Government Bond, 3.00%, 02/24/35 (k), EUR	25,000	12,892
Hellenic Republic Government Bond, 3.00%, 02/24/36 (k), EUR	325,000	167,550
Hellenic Republic Government Bond, 3.00%, 02/24/37 (k), EUR	25,000	12,849
Hellenic Republic Government Bond, 3.00%, 02/24/38 (k), EUR	25,000	12,813
Hellenic Republic Government Bond, 3.00%, 02/24/39 (k), EUR	25,000	12,846

	Contracts Principal Amount/ Shares ($)†	Value ($)
Hellenic Republic Government Bond, 3.00%, 02/24/40 (k), EUR	25,000	12,813
Hellenic Republic Government Bond, 3.00%, 02/24/41 (k), EUR	25,000	12,821
Hellenic Republic Government Bond, 3.00%, 02/24/42 (k), EUR	25,000	13,048
Italy Buoni Poliennali Del Tesoro, 5.50%, 11/01/22, EUR	2,000,000	2,851,438

		6,072,727
Treasury Inflation Index Securities 1.3%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.10%, 09/15/21 (l), EUR	319,152	396,303
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/26 (l)	1,766,250	2,093,834

		2,490,137
U.S. Treasury Securities 31.3%
U.S. Treasury Bond, 3.63%, 08/15/43	2,500,000	3,055,470
U.S. Treasury Bond, 0.00%, 11/15/43 (m)	1,800,000	852,820
U.S. Treasury Bond, 3.75%, 11/15/43	3,600,000	4,498,031
U.S. Treasury Bond, 3.63%, 02/15/44	700,000	856,461
U.S. Treasury Bond, 3.13%, 08/15/44	1,700,000	1,905,992
U.S. Treasury Bond, 3.00%, 11/15/44 (n)	3,700,000	4,054,678
U.S. Treasury Note, 2.75%, 02/15/24 (o)	700,000	750,149
U.S. Treasury Note, 2.25%, 11/15/24 (n) (o)	30,180,000	31,024,105
U.S. Treasury Note, 2.00%, 02/15/25 (n)	12,585,000	12,664,638

		59,662,344
U.S. Government Agency Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp. 0.0%
Federal Home Loan Mortgage Corp. REMIC, 7.00%, 08/15/21	8,023	8,760

Total Government and Agency Obligations (cost $67,438,388)		68,741,953
Purchased Options 0.4%
Call Swaption, 3-Month LIBOR versus 1.00% fixed, Expiration 01/11/16, GSB (g)	63	16,066
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,600, Expiration 12/20/19, BBP (g)	42	228,918
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,700, Expiration 12/20/19, BBP (g)	98	497,155
Interest Rate Put Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 09/21/15, BBP (g)	22	10,244

Total Purchased Options (cost $714,077)		752,383

See accompanying Notes to Investment Portfolio.

Montgomery Street Income Securities, Inc.

Investment Portfolio	March 31, 2015 (Unaudited)

	Principal Amount ($)†	Value ($)
Preferred Stocks 0.1%
Financials 0.1%
CoBank ACB, 6.20% (callable at 100 beginning 01/01/25) (b) (h) (i)	2,000	204,313

Total Preferred Stocks (cost $200,000)		204,313
Short Term Investments 4.8%
Repurchase Agreements 1.3%
Repurchase Agreement with CGM, 0.23% (Collateralized by $2,485,000 U.S. Treasury Note, 2.00%, due 10/31/21, value $2,536,447) acquired on 03/30/15, due 04/01/15 at $2,500,016	2,500,000	2,500,000
Certificates of Deposit 3.5%
Banco Bilbao Vizcaya Argentaria, 1.01%, 10/23/15 (a)	500,000	499,608
Banco Bilbao Vizcaya Argentaria, 1.11%, 05/16/16 (a)	500,000	497,770
Credit Suisse, 0.58%, 08/24/15 (a)	500,000	500,028

	Principal Amount ($)†	Value ($)
Credit Suisse, 0.63%, 01/28/16 (a)	800,000	800,147
Intesa Sanpaolo SpA, 1.63%, 04/11/16 (a)	400,000	401,244
Intesa Sanpaolo SpA, 1.65%, 04/07/15	1,500,000	1,500,198
Itau Unibanco, 1.54%, 05/31/16 (a)	2,400,000	2,403,365

Total Short Term Investments (cost $9,099,981)		9,102,360

Total Investments - 109.2% (cost $203,025,860)		208,373,878
Total Forward Sales Commitments- (0.9%) (proceeds $1,682,578)		(1,690,547)
Other Assets and Liabilities, Net (8.3%)		(15,951,417)

Total Net Assets - 100%		190,731,914

Forward Sales Commitments (0.9%)
U.S. Government Agency Mortgage-Backed Securities (0.9%)
Federal National Mortgage Association, 5.50%, 04/15/45, TBA (n)	(1,500,000)	(1,690,547)

Total Forward Sales Commitments (proceeds $1,682,578)		(1,690,547)

(a)	Floating rate note. Floating rate notes are securities whose yields vary with a designated market index or market rate. Rate stated was in effect as of March 31, 2015.
(b)	The Fund’s investment adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, (“1933 Act”) to be liquid based on procedures approved by the Fund’s Board of Directors. As of March 31, 2015, the aggregate value of these liquid securities was $30,519,288 which represented 16.0% of net assets.
(c)	Security is in default relating to principal and/or interest.
(d)	Non-income producing security.
(e)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(f)	Security is restricted to resale to institutional investors. See Restricted Securities in the Notes to Investment Portfolio.
(g)	The Fund’s investment adviser has deemed this security to be illiquid based on procedures approved by the Fund’s Board of Directors.

See accompanying Notes to Investment Portfolio.

Montgomery Street Income Securities, Inc.

Investment Portfolio	March 31, 2015 (Unaudited)

(h)	Perpetual maturity security.
(i)	Interest rate is fixed until stated call date and variable thereafter.
(j)	Convertible security.
(k)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of March 31, 2015.
(l)	Treasury inflation indexed note. Par amount is adjusted for inflation.
(m)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(n)	All or a portion of the security was purchased or sold on a delayed delivery basis. As of March 31, 2015, the total payable for investments purchased on a delayed delivery basis was $46,819,814 and the total proceeds for investments sold on a delayed delivery basis were $1,682,578.
(o)	All or a portion of the security is pledged or segregated as collateral.
†	For fixed income securities, par amounts are listed in United States Dollars unless otherwise noted. Options are quoted in number of contracts.

Currencies:

AUD - Australian Dollar	INR - Indian Rupee
BRL - Brazilian Real	JPY - Japanese Yen
EUR - European Currency Unit (Euro)	MXN - Mexican Peso
GBP - British Pound	USD - United States Dollar

Abbreviations:

ABS - Asset Backed Securities	Euribor - Europe Interbank Offered Rate Grade
CDO - Collateralized Debt Obligation	iTraxx - Group of international credit derivative indices
CLO - Collateralized Loan Obligation	monitored by the International Index Company
CDX.NA.HY - Credit Derivatives Index - North American - High Yield	LIBOR - London Interbank Offered Rate
CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade	NIM - Net Interest Margin
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Counterparty Abbreviations:

BBP - Barclays Bank Plc	GSC - Goldman Sachs & Co.
BCL - Barclays Capital Inc.	GSI - Goldman Sachs International
GSB - Goldman Sachs Bank

See accompanying Notes to Investment Portfolio.

Montgomery Street Income Securities, Inc.	March 31, 2015 (Unaudited)

Restricted Securities. Montgomery Street Income Securities Inc. (the “Fund”) invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act, as amended. As of March 31, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Canadian Oil Sands Ltd. , 7.75%, 05/15/19	03/30/2012	$457,746	$429,097	0.2%
LeasePlan Corp NV , 3.00%, 10/23/17	04/08/2014	513,870	514,350	0.3
Standard Chartered Plc, 6.50% (callable at 100 beginning 04/02/20)	03/27/2015	500,000	504,421	0.3
West Fraser Timber Co. Ltd. , 4.35%, 10/15/24	10/08/2014	100,000	100,160	0.1
Voya CLO Ltd., 1.57%, 10/15/22	03/23/2015	350,000	350,000	0.2
Voya CLO Ltd., 1.61/%, 10/15/22	03/25/2015	500,000	497,000	0.3

		$2,421,616	$2,395,028	1.4%

Security Valuation. Under the Fund’s valuation policy and procedures, the Fund’s Board of Directors (the “Board”) has delegated the daily operational oversight of the securities valuation function to Jackson Fund Services (“JFS” or “Administrator”), a division of Jackson National Asset Management, LLC. The Board has delegated to the Pricing Committee of JFS (“Pricing Committee”), the authority to approve determinations of fair valuations of securities for which market quotations are not readily available as well as to supervise JFS in the performance of its responsibilities pursuant to the valuation policy and procedures. The Pricing Committee consists of the Fund’s Chief Executive Officer, Chief Financial Officer and Chief Compliance Officer. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Chair of the Fund’s Valuation Committee on a monthly basis and the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Investments are stated at value determined as of the close of regular trading (generally, 4:00 PM Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by, or at the direction of, the Board. If the pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system. Fixed income securities with a remaining maturity of sixty days or less maturing at par, are valued at amortized cost, unless it is determined that such price does not approximate market value. Forward foreign currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined not to be representative of fair value, exchange traded options are valued at the last bid. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers. Over the counter (“OTC”) derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as yield, credit quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings, broker quotes and other relevant data.

Market quotations may not be readily available for certain debt and derivative investments. If market quotations are not readily available or if it is determined that a quotation of an investment does not represent market value, then the investment is valued at a “fair value” as determined in good faith using procedures approved by the

The accompanying notes are an integral part of the financial statements.

Montgomery Street Income Securities, Inc.	March 31, 2015 (Unaudited)

Board. Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale. Situations that may require a security to be fair valued may include instances where a security is thinly traded or restricted as to resale. In addition, securities may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters or government actions. Securities are fair valued based on observable and unobservable inputs including the Administrator‘s own assumptions in determining fair value. Under the procedures approved by the Board, the Administrator may utilize independent pricing services or other sources, including the Fund’s Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The value of an investment for purposes of calculating the Fund’s net asset value (“NAV”) can differ depending on the source and method used to determine the value.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories.

Level 1 includes valuations based on unadjusted quoted prices of identical securities in active markets, including valuations for securities listed on an exchange.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 generally includes valuations of vendor evaluated debt instruments, broker quotes in active markets, securities valued at amortized cost, centrally cleared swap agreements, modeled OTC derivatives contracts and swap agreements valued by pricing services.

Level 3 includes valuations determined from significant unobservable inputs including the Administrator’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, restricted resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The accompanying notes are an integral part of the financial statements.

Montgomery Street Income Securities, Inc.	March 31, 2015 (Unaudited)

The following table summarizes the Fund’s investments in securities and other financial instruments as of March 31, 2015 by valuation level.

	Assets - Investments in Securities
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$120,000,816	$—	$120,000,816
Non-U.S. Government Agency ABS	—	9,572,053	—	9,572,053
Government and Agency Obligations	—	68,741,953	—	68,741,953
Purchased Options	—	752,383	—	752,383
Preferred Stocks	204,313	—	—	204,313
Short Term Investments	—	9,102,360	—	9,102,360

Fund Total	$204,313	$208,169,565	$—	$208,373,878

	Liabilities - Investments in Securities
	Level 1	Level 2	Level 3	Total
Government and Agency Obligations	$—	$(1,690,547)	$—	$(1,690,547)

Fund Total	$—	$(1,690,547)	$—	$(1,690,547)

	Assets - Investments in Other Financial Instruments*
	Level 1	Level 2	Level 3	Total
Open Forward Foreign Currency Contracts	$—	$1,375,430	$—	$1,375,430
OTC Interest Rate Swap Agreements	—	4,148	—	4,148
Centrally Cleared Interest Rate Swap Agreements	—	26,717	—	26,717
OTC Credit Default Swap Agreements	—	204,312	—	204,312
Centrally Cleared Credit Default Swap Agreements	—	753,818	—	753,818

Fund Total	$—	$2,364,425	$—	$2,364,425

	Liabilities - Investments in Other Financial Instruments*
	Level 1	Level 2	Level 3	Total
Written Options	$—	$(494,117)	$—	$(494,117)
Open Futures Contracts	(91,012)	–	—	(91,012)
Open Forward Foreign Currency Contracts	—	(60,915)	—	(60,915)
OTC Interest Rate Swap Agreements	—	(63,656)	—	(63,656)
Centrally Cleared Interest Rate Swap Agreements	—	(1,030,462)	—	(1,030,462)
OTC Credit Default Swap Agreements	—	(483,666)	—	(483,666)
Centrally Cleared Credit Default Swap Agreements	—	(2,678)	—	(2,678)

Fund Total	$(91,012)	$(2,135,494)	$—	$(2,226,506)

*	All derivatives are reflected at the unrealized appreciation/(depreciation) on the instrument, except for written options which are reflected at value.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Fund recognizes transfers between levels as of the beginning of the period for financial reporting purposes. There were no transfers into or out of Level 1, 2 or 3 during the period. There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2015.

The accompanying notes are an integral part of the financial statements.

Montgomery Street Income Securities, Inc.	March 31, 2015 (Unaudited)

Schedule of Written Options

	Expiration Date		Exercise Price	Contracts/ Notional Contracts	Value
Foreign Currency Options
Brazilian Real versus USD Call Option, GSB	06/02/2015	BRL	2.70	500,000	$(85,942)
Indian Rupee versus USD Call Option, GSB	06/02/2015	INR	67.00	400,000	(401)
Credit Default Swaptions
CDX.NA.IG-23, Put option, BCL	04/15/2015		1.00	11	(33)
CDX.NA.IG-23, Put option, BCL	05/20/2015		0.90	16	(520)
CDX.NA.IG-23, Put option, BCL	06/17/2015		0.80	8	(715)
CDX.NA.IG-23, Put option, BCL	06/17/2015		0.80	8	(760)
CDX.NA.IG-23, Put option, BCL	06/17/2015		0.90	8	(760)
Index Options
Euro Stoxx 50 Index Put Option, BCL	12/20/2019	EUR	2,400.00	98	(235,089)
S&P 500 Index Put Option, BBP	12/20/2019		2,300.00	42	(86,933)
Interest Rate Swaptions
Call Swaption, 6-Month Euribor versus 0.35% fixed, GSB	09/08/2015		N/A	38	(22,138)
Call Swaption, 6-Month Euribor versus 1.76% fixed, GSB	01/11/2016		N/A	14	(16,173)
Call Swaption, 6-Month Euribor versus 1.95% fixed, GSB	06/12/2015		N/A	19	(16,556)
Put Swaption, 3-Month LIBOR versus 2.50% fixed, BBP	09/21/2015		N/A	92	(22,157)
Put Swaption, 3-Month LIBOR versus 2.55% fixed, GSB	06/12/2015		N/A	19	(4,204)
Put Swaption, 6-Month Euribor versus 0.35% fixed, GSB	09/08/2015		N/A	38	(1,736)

				900,411	$(494,117)

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
Options outstanding at December 31, 2014	900,570	$460,405
Options written during the period	433	433,488
Options closed during the period	(343)	(131,052)
Options expired during the period	(249)	(45,881)

Options outstanding at March 31, 2015	900,411	$716,960

Schedule of Open Futures Contracts

	Contracts (Short)	Unrealized (Depreciation)
90-Day Eurodollar Future, Expiration June 2015	(62)	$(3,611)
90-Day Eurodollar Future, Expiration September 2015	(41)	(4,643)
90-Day Eurodollar Future, Expiration December 2015	(40)	(6,024)
90-Day Eurodollar Future, Expiration March 2016	(72)	(9,000)
90-Day Eurodollar Future, Expiration June 2016	(3)	(330)
90-Day Eurodollar Future, Expiration September 2016	(28)	(3,531)
90-Day Eurodollar Future, Expiration March 2017	(46)	(30,623)
90-Day Eurodollar Future, Expiration September 2017	(38)	(10,824)
90-Day Eurodollar Future, Expiration December 2018	(46)	(22,426)

		$(91,012)

The accompanying notes are an integral part of the financial statements.

Montgomery Street Income Securities, Inc.	March 31, 2015 (Unaudited)

Schedule of Open Forward Foreign Currency Contracts

Counterparty	Currency Purchased/Sold	Settlement Date	Notional Amount		Currency Value	Unrealized Gain/(Loss)
GSB	BRL/USD	04/02/2015	BRL	6,200,294	$1,942,722	$2,098
GSB	EUR/USD	05/19/2015	EUR	1,736,000	1,867,831	17,712
GSB	INR/USD	06/26/2015	INR	50,030,660	784,917	(6,332)
GSB	JPY/USD	04/02/2015	JPY	223,000,000	1,859,340	10,171
BBP	JPY/USD	04/02/2015	JPY	237,200,000	1,977,738	(8,233)
GSB	MXN/USD	05/05/2015	MXN	8,756,052	572,739	(16,793)
GSB	MXN/USD	05/05/2015	MXN	22,028,003	1,440,868	2,868
BBP	MXN/USD	05/05/2015	MXN	1,558,000	101,910	(1,928)
GSB	USD/AUD	04/02/2015	AUD	(1,163,000)	(885,798)	18,454
BBP	USD/BRL	04/02/2015	BRL	(6,139,085)	(1,923,543)	186,760
GSB	USD/BRL	04/02/2015	BRL	(61,209)	(19,179)	(492)
GSB	USD/BRL	05/05/2015	BRL	(6,200,294)	(1,925,555)	(954)
GSB	USD/BRL	07/02/2015	BRL	(3,304,640)	(1,007,255)	197,719
GSB	USD/EUR	05/19/2015	EUR	(12,308,000)	(13,242,663)	833,911
GSB	USD/EUR	05/19/2015	EUR	(424,000)	(456,198)	12,795
GSB	USD/EUR	05/19/2015	EUR	(2,263,000)	(2,434,851)	(1,637)
GSB	USD/GBP	04/02/2015	GBP	(229,800,000)	(1,916,038)	(23,028)
GSB	USD/GBP	04/02/2015	GBP	(1,177,000)	(1,745,954)	65,518
BBP	USD/JPY	04/02/2015	JPY	(230,400,000)	(1,921,041)	15,082
BBP	USD/JPY	05/08/2015	JPY	(237,200,000)	(1,978,818)	8,005
GSB	USD/MXN	05/05/2015	MXN	(2,418,000)	(158,163)	4,337
BBP	USD/MXN	05/05/2015	MXN	(1,222,000)	(79,932)	(1,518)

					$(19,146,923)	$1,314,515

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount[1]		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Over the Counter Interest Rate Swap Agreements
GSB	Brazil Interbank Rate	Paying	12.85%	01/04/2021	BRL	1,500,000	$3,209	$4,148
GSB	Brazil Interbank Rate	Paying	12.06%	01/04/2021	BRL	400,000	1,430	(3,291)
GSB	Brazil Interbank Rate	Paying	11.00%	01/04/2021	BRL	600,000	(2,064)	(7,821)
GSB	Brazil Interbank Rate	Paying	11.50%	01/04/2021	BRL	3,400,000	(3,367)	(34,028)
GSB	Eurozone HICP	Receiving	1.05%	09/15/2019	EUR	300,000	1,109	(5,711)
GSB	Eurozone HICP	Receiving	1.00%	10/15/2019	EUR	400,000	(215)	(4,169)
GSB	Eurozone HICP	Receiving	0.90%	10/15/2019	EUR	200,000	(464)	(609)
GSB	Eurozone HICP	Receiving	0.90%	10/15/2019	EUR	200,000	(461)	(612)
GSB	Eurozone HICP	Receiving	0.90%	11/15/2019	EUR	100,000	(31)	(412)
GSB	Eurozone HICP	Receiving	0.90%	11/15/2019	EUR	500,000	83	(2,301)
GSB	Eurozone HICP	Receiving	0.90%	11/15/2019	EUR	200,000	259	(1,147)
GSB	Eurozone HICP	Receiving	0.90%	11/15/2019	EUR	200,000	326	(1,213)
GSB	Eurozone HICP	Receiving	1.11%	03/10/2021	EUR	600,000	—	(2,342)

							$(186)	$(59,508)

The accompanying notes are an integral part of the financial statements.

Montgomery Street Income Securities, Inc.	March 31, 2015 (Unaudited)

Schedule of Interest Rate Swap Agreements (continued)

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date		Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Paying	2.25%	06/17/2020		4,200,000	$(86,790)
N/A	3-Month LIBOR	Paying	0.26%	02/17/2025		6,700,000	(168,040)
N/A	6-Month Euribor	Receiving	2.00%	09/17/2024	EUR	4,300,000	(634,114)
N/A	6-Month Euribor	Paying	0.95%	03/25/2025	EUR	300,000	(12,930)
N/A	6-Month Euribor	Paying	1.50%	03/16/2046	EUR	300,000	(19,920)
N/A	British Bankers’ Association Yen LIBOR	Paying	0.50%	09/17/2021	JPY	6,000,000	234
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	09/18/2023	JPY	256,300,000	(81,693)
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.00%	09/20/2024	JPY	130,000,000	(12,895)
N/A	London-Interbank Offered Rate	Paying	2.00%	09/16/2025	GBP	1,700,000	9,562
N/A	Mexican Interbank Rate	Paying	5.63%	07/07/2021	MXN	900,000	(112)
N/A	Mexican Interbank Rate	Paying	5.61%	07/07/2021	MXN	31,300,000	5,563
N/A	Mexican Interbank Rate	Paying	5.84%	09/14/2021	MXN	7,500,000	6,085
N/A	Mexican Interbank Rate	Paying	5.81%	09/29/2021	MXN	3,000,000	2,523
N/A	Mexican Interbank Rate	Paying	5.63%	10/11/2021	MXN	24,200,000	2,750
N/A	Mexican Interbank Rate	Paying	6.19%	01/03/2035	MXN	3,900,000	(13,968)

							$(1,003,745)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread [3]	Fixed Received Rate [6]	Expiration Date	Notional Amount [1,5]	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection [2]
BBP	Anadarko Petroleum Corp., 1.00%, 06/20/17	0.43%	1.00%	06/20/2017	$(100,000)	$1,294	$(3,337)	$4,631
GSI	Canadian Natural Resources Ltd., 6.25%, 03/15/38	0.17%	1.00%	12/20/2015	(500,000)	3,206	1,714	1,492
GSC	Chesapeake Energy Corp., 6.63%, 08/15/20	3.85%	5.00%	03/20/2020	(400,000)	20,509	13,460	7,049
GSI	Federative Republic of Brazil, 12.25%, 03/06/30	3.20%	1.00%	03/20/2024	(100,000)	(15,843)	(10,369)	(5,474)
GSI	Forest Oil Corp., 7.25%, 06/15/19	138.92%	5.00%	06/20/2017	(500,000)	(402,637)	(13,125)	(389,512)
GSI	Gazprom International BV, 5.63%, 07/22/13	5.24%	1.00%	03/20/2017	(1,000,000)	(78,394)	(83,132)	4,738
GSI	KB Home, 9.10%, 09/15/17	2.65%	5.00%	06/20/2019	(300,000)	28,351	24,549	3,802
GSI	NRG Energy Inc., 8.50%, 06/15/19	0.97%	5.00%	03/20/2017	(200,000)	16,149	(14,306)	30,455
BBP	Petrobas International Finance Co., 8.38%, 12/10/18	6.37%	1.00%	06/20/2018	(400,000)	(60,170)	(18,434)	(41,736)
GSI	Petrobas International Finance Co., 8.38%, 12/10/18	6.17%	1.00%	09/20/2019	(200,000)	(38,081)	(10,922)	(27,159)
BBP	Republic of Italy, 6.88%, 09/27/23	0.80%	1.00%	12/20/2018	(600,000)	4,517	(46,024)	50,541
GSC	Republic of Italy, 6.88%, 09/27/23	1.08%	1.00%	06/20/2020	(1,000,000)	(3,468)	—	(3,468)
GSI	Republic of Italy, 6.88%, 09/27/23	0.80%	1.00%	12/20/2018	(200,000)	1,506	(13,026)	14,532
GSI	Republic of Italy, 6.88%, 09/27/23	0.86%	1.00%	06/20/2019	(200,000)	1,222	(1,360)	2,582
GSI	Republic of Italy, 6.88%, 09/27/23	0.86%	1.00%	06/20/2019	(1,300,000)	7,944	9,915	(1,971)
GSI	Republic of Italy, 6.88%, 09/27/23	0.86%	1.00%	06/20/2019	(3,500,000)	21,097	9,648	11,449
GSC	Spanish Government Bond, 5.50%, 07/30/17	0.85%	1.00%	06/20/2020	(1,900,000)	14,464	21,660	(7,196)
BBP	United Mexican States, 5.95%, 03/19/19	1.04%	1.00%	03/20/2019	(300,000)	(373)	(586)	213
GSI	United Mexican States, 5.95%, 03/19/19	0.84%	1.00%	09/20/2017	(1,600,000)	6,995	(25,181)	32,176
GSI	United Mexican States, 5.95%, 03/19/19	1.04%	1.00%	03/20/2019	(1,300,000)	(1,618)	5,532	(7,150)
BBP	Virgin Media Finance Plc, 4.88%, 02/15/22	2.12%	5.00%	03/20/2021	(322,574)	52,604	16,623	35,981
BBP	Whirlpool Corp., 7.75%, 07/15/16	0.37%	1.00%	03/20/2019	(200,000)	4,959	288	4,671

					$(16,122,574)	$(415,767)	$(136,413)	$(279,354)

The accompanying notes are an integral part of the financial statements.

Montgomery Street Income Securities, Inc.	March 31, 2015 (Unaudited)

Schedule of Credit Default Swap Agreements (continued)

Counterparty	Reference Obligation	Fixed Received Rate [6]	Expiration Date	Notional Amount [1,5]	Value [4]	Unrealized Appreciation/ (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - sell protection [2]
N/A	CDX.NA.HY.24	5.00%	06/20/2020	$(600,000)	$42,611	$2,291
N/A	CDX.NA.IG.24	1.00%	06/20/2020	(2,400,000)	43,373	(1,374)
N/A	CDX.NA.IG.17	1.00%	12/20/2016	(600,000)	8,300	(1,304)
N/A	CDX.NA.IG.18	1.00%	06/20/2017	(7,100,000)	115,475	10,754
N/A	CDX.NA.IG.19	1.00%	12/20/2017	(43,400,000)	789,470	729,895
N/A	iTraxx Europe Series 22	1.00%	12/20/2019	(1,397,819)	32,383	10,878

				$(55,497,819)	$1,031,612	$751,140

[1]	Notional amount is stated in USD unless otherwise noted.
[2]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

[3]

Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

[4]

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]

The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

[6]	If the Fund is a seller of protection, the Fund receives the fixed rate.

Income Tax Information. At March 31, 2015, the aggregate cost of investment securities for income tax purposes was $203,141,506. Net unrealized appreciation aggregated to $5,232,372 of which $8,409,785 related to appreciated investment securities and $3,177,413 related to depreciated investment securities.

For additional information on the Fund’s policies regarding investments and other significant accounting matters, please refer to the Fund’s most recent annual or semi-annual report.

The accompanying notes are an integral part of the financial statements.

Item 2.	Controls and Procedures.

(a)	The President/Principal Executive Officer and the Treasurer/Principal Financial Officer of the registrant have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within ninety (90) days of the filing date of this report on Form N-Q, that such controls and procedures are effective and that the design and operation of such procedures ensures that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the U.S. Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Montgomery Street Income Securities, Inc.

By:	/s/ Mark D. Nerud
Mark D. Nerud
President and Principal Executive Officer
Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
President and Principal Executive Officer
Date:	June 1, 2015
By:	/s/ Daniel W. Koors
Daniel W. Koors Treasurer and Principal Financial Officer
Date:	June 1, 2015

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.